Guarantees and commitments (Details 2)	12 Months Ended						6 Months Ended	12 Months Ended				96 Months Ended	6 Months Ended	96 Months Ended	6 Months Ended	96 Months Ended	6 Months Ended	96 Months Ended
	Jun. 30, 2012 CHF	Dec. 31, 2011 CHF	Dec. 31, 2010 USD ($)	Dec. 31, 2010 Government-sponsored enterprises USD ($)	Dec. 31, 2010 Private investors, primarily banks USD ($)	Dec. 31, 2010 Non-agency securitizations USD ($)	Dec. 31, 2011 RMBS USD ($)	Dec. 31, 2011 RMBS USD ($)	Dec. 31, 2011 RMBS CHF	Dec. 31, 2010 RMBS CHF	Dec. 31, 2009 RMBS CHF	Dec. 31, 2011 RMBS USD ($)	Dec. 31, 2011 RMBS Government-sponsored enterprises USD ($)	Dec. 31, 2011 RMBS Government-sponsored enterprises USD ($)	Dec. 31, 2011 RMBS Private investors, primarily banks USD ($)	Dec. 31, 2011 RMBS Private investors, primarily banks USD ($)	Dec. 31, 2011 RMBS Non-agency securitizations USD ($)	Dec. 31, 2011 RMBS Non-agency securitizations USD ($)
Guarantees and commitments
Amount jointly guaranteed by deposit-taking banks and securities dealers in Switzerland		6,000,000,000
Group's share in amount jointly guaranteed by deposit-taking banks and securities dealers in Switzerland	700,000,000
Guarantees
Residential mortgage loans sold												158,800,000,000		8,200,000,000		22,100,000,000		128,500,000,000
Residential mortgage loans sold in non-agency securitizations that are still outstanding as of balance sheet date																	30,900,000,000	30,900,000,000
Borrower payments on mortgage loans sold																		82,100,000,000
Loan defaults on mortgage loans sold																		15,500,000,000
Residential mortgage loans sold, outstanding repurchase claims
Balance at beginning of period			473,000,000	39,000,000	434,000,000	0	1,631,000,000						60,000,000		487,000,000		1,084,000,000
New claims							1,199,000,000						29,000,000		10,000,000		1,160,000,000
Claims settled through repurchases							(5,000,000)						0		(1,000,000)		(4,000,000)
Other settlements							(11,000,000)						(8,000,000)		0		(3,000,000)
Total claims settled							(16,000,000)						(8,000,000)		(1,000,000)		(7,000,000)
Claims rescinded							(105,000,000)						(13,000,000)		(64,000,000)		(28,000,000)
Transfers to arbitration and litigation							(1,966,000,000)						0		0		(1,966,000,000)
Balance at end of period			473,000,000	39,000,000	434,000,000	0	743,000,000	743,000,000				743,000,000	68,000,000	68,000,000	432,000,000	432,000,000	243,000,000	243,000,000
Repurchase price at the time of settlement								5,000,000
Other settlements, settlement value								9,000,000
Provisions for outstanding repurchase claims
Balance at beginning of period								29,000,000
Increase/(decrease) in provisions, net								47,000,000
Realized losses								(17,000,000)
Balance at end of period							59,000,000	59,000,000				59,000,000
Losses from repurchase of residential mortgage loans									(17,000,000)	(24,000,000)	(24,000,000)